LEASES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Amortization expenses of right-of-use assets	$ 91,000	$ 89,000	$ 91,000